Right-of-Use Assets (Tables)	12 Months Ended
Jun. 30, 2023
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Summary of Right-of-Use Assets

	2023 A$	2022 A$
Cost	854,500	854,500
Accumulated depreciation	(356,042)	(185,142)
	498,458	669,358

Opening balance July 1	669,358	862,716
Addition of new property being rented	-	-
Depreciation (Note 6)	(170,900)	(193,358)
Closing balance June 30	498,458	669,358